Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value
Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.
The following tables present information about the Plan’s assets measured at fair value on a recurring basis at December 31, 2025 and 2024.
Level 1 - The Plan's Level 1 investments included Oppenheimer Holding Inc. Common stock, money market funds and mutual funds. Common stock is valued at the closing price reported in the active markets in which the individual securities are traded. Share prices of each mutual and money market fund, referred to as the fund's Net Asset Value ("NAV"), are based on the closing market prices and accruals of securities in the respective fund's total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding.
Level 2 - Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals. The Plan's Level 2 investments include the cash surrender value of life insurance policies.
Level 3 - Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. The Plan had no Level 3 investments at December 31, 2025 and 2024.
In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Plan’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.
There have been no changes in the valuation methodologies used at December 31, 2025 and 2024.
Note 4 - Fair Value (Continued)

Assets at Fair Value as of December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Balance as of December 31, 2025

Mutual funds	$698,086,685	$—	$698,086,685
Common stock - Oppenheimer Holdings Inc.	38,237,289	—	38,237,289
Money market funds	57,620,914	—	57,620,914
Cash surrender value life insurance policies	—	14,118	14,118

Total investments at fair value	$793,944,888	$14,118	$793,959,006

Assets at Fair Value as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Balance as of December 31, 2024

Mutual funds	$596,635,843	$—	$596,635,843
Common stock - Oppenheimer Holdings Inc.	36,321,533	—	36,321,533
Money market funds	54,757,486	—	54,757,486
Cash surrender value life insurance policies	—	13,768	13,768

Total investments at fair value	$687,714,862	$13,768	$687,728,630
The Plan’s policy is to recognize transfers between levels of the fair value hierarchy as of the beginning of the reporting period. There were no transfers between levels of the fair value hierarchy during 2025 and 2024.